Document and Entity Information	Nov. 12, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001809987
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	Mirion Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	1218 Menlo Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	(770)
Local Phone Number	432-2744
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	MIR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants to purchase Class A common stock
Trading Symbol	MIR WS
Security Exchange Name	NYSE